Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation:

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) and include all adjustments necessary for the fair presentation of the Group’s financial position, results of operations, changes in shareholders’ equity (deficit) and cash flows for the periods presented.

The Reverse Merger is accounted for as a reverse merger whereby Inc is treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the Company comprising the ongoing operations of the combined company, the Company’s senior management comprising the senior management of the combined company, and that the former shareholders of the Company are the controlling shareholders of Inc after the Reverse Merger. The Reverse Merger is considered to be a capital transaction in substance. Accordingly, for accounting purposes, the Reverse Merger is treated as the equivalent of the Company issuing shares for the net assets of Inc, accompanied by a recapitalization. The net assets of Inc are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Reverse Merger are those of the Company, and therefore the historical consolidated financial statements presented are the consolidated financial statements of the Company and the ordinary shares and the corresponding capital amounts pre-merger have been retroactively restated as ordinary shares reflecting the exchange ratio in the merger.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of Inc, the Company and ASM. All intercompany accounts and transactions have been eliminated in the consolidation.

c.	Use of estimates:

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

d.	Foreign currency:

The currency of the primary economic environment in which the operations of the Group is conducted is the U.S. dollar (“Dollar” or “$”); thus, the Dollar is the functional currency of the Group. Therefore, the Group’s transactions and balances denominated in Dollars are presented at their original amounts, while non-Dollar transactions and balances have been re-measured to Dollars and the relating gains and losses are reflected in the statements of comprehensive income (loss) as finance income or expenses, as appropriate.

All amounts are presented in Dollars, unless otherwise indicated, rounded to the nearest thousands.

e.	Revenue recognition:

The Group generates revenues from sales of products, which include hardware, software, connection to supportive infrastructure, integration services, training and warranty, as well as revenues from Software as a Service (“SaaS”). The Group sells its products (the “Products”) and provides services (the “Services”) directly to end users and resellers and also participates as a subcontractor of prime contractors in joint projects and as a prime contractor in projects with resellers (the “Projects”).

e.	Revenue recognition (cont.):

When a sale arrangement contains multiple elements, the Group allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor-specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or estimated selling price (“ESP”) if neither VSOE nor TPE is available. The Group establishes VSOE of selling price using the price charged for a deliverable when sold separately. When VSOE cannot be established, the Group attempts to establish selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s go-to-market strategy typically differs from that of its peers and its offerings contains a significant differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor products’ selling prices are on a standalone basis. Therefore, the Group is typically not able to determine TPE. The best ESP is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Group offers its products. The determination of ESP is based on applying significant judgment to weigh such factors.

Products and Services:

Revenues from sales of Products are recognized when the Group has delivered the Products to the customer and received final acceptance, the revenue can be reliably measured and collectability of the receivables is reasonably assured.

Revenues from sales of Services are recognized ratably in the period in which the services are rendered (connection to supportive infrastructure is generally over one year).

The Group provides a one year warranty for the majority of its Products. Based on the Group’s experience, the provision is deminimis.

Projects:

Revenues from Projects are recognized using the completed-contract method to determine the appropriate amount in a given period, as the Group is unable to produce reasonably dependable estimates due to involvement of many subcontractors and lack of transparency of prime contractors’ progress.

Under the completed-contract method, costs are accumulated on the balance sheet until the contract is completed or substantially completed. Similarly, amounts billed to customers are also deferred until the contract is completed or substantially completed. To the extent that the amount of accumulated costs exceeds the amount of advance (or progress) payments received or billed by the Group, the excess should be reflected on the balance sheet as a current asset, separated from inventory. To the extent that the amount of advance (or progress) payments received or billed by the Group exceeds the amount of accumulated costs, the excess is reflected as a liability on the balance sheet.

In instances where revenues are derived from sales of third-party vendors’ products or services, revenues are recognized on a gross basis and the related costs are recognized within cost of revenues when the Company has the following indicators for gross reporting: it is the primary obligor of the sales arrangements, it is subject to inventory risks of physical loss, has latitude in establishing prices, has discretion in suppliers’ selection and assumes credit risks on receivables from customers.

SaaS Revenues:

Our SaaS multiple-element arrangements are typically comprised of subscription and support fees from customers accessing our software and set-up fees. We do not provide the customer the contractual right to take possession of the software at any time during the hosting period under these arrangements. We recognize revenue for subscription and support services over the contract period originating when the subscription service is made available to the customer and the contractual hosting period has commenced.

Usage based fees:

Revenues are recognized in the period in which subscribers use the related services.

f.	Advertising costs:

Advertising costs are expensed as incurred. In 2016, 2015 and 2014, advertising expenses were $24 thousand, $26 thousand and $7 thousand, respectively.

g.	Related parties:

Related parties include the Controlling Shareholders and entities controlled by them.

h.	Fair value measurements:

Fair value is defined as the price that would be received by selling an asset or paid to transfer a liability (i.e. the ‘exit price’) in an arms’ length transaction between willing market participants at the measurement date. The applicable financial accounting rules establish a hierarchy for inputs used in measuring fair value. The hierarchy is divided into three levels based on the reliability of inputs:

Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that the Group has the ability to access.

Level 2 - Valuations based on quoted prices in markets that are not active but for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group’s financial assets and liabilities as of December 31, 2016 and 2015 are measured based on Level 1 inputs.

i.	Inventory:

The inventory items consist of purchased systems and are stated at the lower of cost or market. Cost is determined using the First-In, First-Out method of inventory accounting. The valuation of inventory items requires the Group to make estimates regarding excess or obsolete inventories. During 2016 the Group recorded an inventory impairment of $201 thousand.

The purchased systems are utilized typically for one of the following purposes: (A) Future projects, (B) Demo and (C) Spare parts for installed systems. The first utilization suggests that the systems should be classified as inventory while the second and third suggest it should be classified as property and equipment. In order to reflect those utilizations appropriately between the inventory and property and equipment line items, the Group performed an aggregated analysis which suggested that such systems should be classified as inventory for the first year from date of purchase, on such date tested for impairment and then classified to property and equipment and amortized for four years from that date, see also note 2j. for the amortization period.

j.	Property and equipment, net:

Property and equipment are stated at cost less accumulated depreciation and amortization. Upon the retirement or disposition of property and equipment, the related costs, accumulated depreciation and amortization are removed and any related gain or loss is recorded in the statements of comprehensive income (loss). Repairs and maintenance that do not extend the life or improve an asset are expensed in the periods incurred.

The Group evaluates its property and equipment for indicators of possible impairment when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Impairment exists if the carrying amounts of such assets exceed the estimates of future net undiscounted cash flows expected to be generated by such assets. Should impairment exist, the impairment loss would be measured based on the excess carrying value of the asset over the asset’s estimated fair value. During 2016 the Group recorded software systems impairment of $114 thousand.

Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

	%	Useful life (years)
Software systems (from classified date, see also note 2i.)	25	4
Vehicles	15	7
Leasehold improvements	10-20	5-10
Office furniture and equipment	7-10	10-14
Computers, electronics and related	15-33	3-7

k.	Income tax:

Deferred tax asset and liability accounts’ balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group accounts for deferred tax on non-distributed income that are subject to income tax once distributed and when there is an intent to distribute them.

The Group applies the two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

l.	Earnings (loss) per share:

The Group computes basic earnings or loss per share by dividing net income by the weighted-average number of ordinary shares outstanding during the period. However, consistent with the reverse merger accounting, the calculation of the weighted-average number of ordinary shares includes 24,582,874 shares (which include also 480,000 ordinary shares that were issued to ASM former shareholder upon exercise of its put option on its remaining ordinary shares of ASM) assumed to be outstanding as of January 1, 2013. Further, the outstanding shares subject to put options were excluded, consistent with the accounting treatment of a put option liability.

Income (loss) per share assuming dilution (diluted earnings (loss) per share) would give effect to dilutive warrants and other potential ordinary shares outstanding during the period, considering the treasury stock method. The outstanding warrants were “out-of-the-money” and the issuance of the Net Income Shares was not probable at any given period and therefore excluded from the calculation.

Basic and diluted earnings (loss) per ordinary share data were computed as follows:

	Year Ended December 31,
	2016	2015	2014

Net income (loss) (U.S. dollar in thousands)	(8,053)	14,753	3,122

Weighted-average ordinary shares outstanding - Basic and diluted	24,582,874	24,582,874	24,582,874

Earnings (loss) per ordinary basic and diluted (U.S. dollar)	(0.33)	0.60	0.13

m.	Contingencies:

The Group is involved in various commercial, government investigation and other legal proceedings that arise from to time. The Group records accruals for these types of contingencies to the extent that the Group concludes their occurrence is probable and that the related liabilities are estimable. When accruing these costs, the Group will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Group accrues for the minimum amount within the range. The Group records anticipated recoveries under existing insurance contracts that are virtually certain of occurring at the gross amount that is expected to be collected. Legal costs are expensed as incurred.

n.	Reclassification:

Certain amounts in prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation.

o.	Recently Issued Accounting Pronouncements:

1.	Adopted in current period:

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-15, “Presentation of Financial statements – Going concern (subtopic 205-40), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-14”). The new standard provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and about related footnote disclosures. For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financial statements are issued. ASU 2014-15 applies prospectively to annual periods ending after December 15, 2016, and to annual periods thereafter. The Company analyze the going concern issue according to that new accounting standard.

2.	Not yet adopted in current period:

In May 2014, the FASB issued ASU No. 2014-09 (ASU 2014-09) “Revenue from Contracts with Customers”. ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. As currently issued and amended, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, though early adoption is permitted for annual reporting periods beginning after December 15, 2016. The guidance permits the use of either a retrospective or cumulative effect transition method. The Company has not yet selected a transition method. The Company is still finalizing the analysis to quantify the adoption impact of the provisions of the new standard. The FASB has issued, and may issue in the future, interpretive guidance which may cause the Company’s evaluation to change. Management believes that the Company is following an appropriate timeline to allow for proper recognition, presentation and disclosure upon adoption effective the beginning of fiscal year 2018.

In February 2016, the FASB issued ASU No. 2016-02, which supersedes the lease accounting guidance in ASC 840, Leases. The new guidance requires lessees to recognize a right-of-use asset and a lease liability on the balance sheet for all leases with the exception of short-term leases. For lessees, leases will continue to be classified as either operating or finance leases in the income statement.

Lessor accounting is similar to the current model but updated to align with certain changes to the lessee model. The amendments are effective for reporting periods (interim and annual) beginning after December 15, 2018 with early adoption permitted. The amendments must be adopted using a modified retrospective approach. The Company is currently assessing the potential impact of this ASU on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13. This update replaces the incurred loss impairment methodology in current U.S. GAAP for recognizing credit losses with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For trade and other receivables, the guidance requires use of a forward-looking expected loss model rather than the incurred loss model for recognizing credit losses which reflects losses that are probable. Credit losses relating to available-for-sale debt securities will also be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. The amendments are effective for reporting periods (interim and annual) beginning after December 15, 2019. Early adoption is permitted as of reporting periods beginning after December 15, 2018, including in interim periods. The amendments will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the amendments are effective. The Company is currently assessing the potential impact of this ASU on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15. This update addresses whether to present certain specific cash flow items as operating, investing or financing activities. The amendments are effective for reporting periods (interim and annual) beginning after December 15, 2017. Early adoption is permitted. The amendments will be applied retrospectively to each period presented. The Company is currently assessing the potential impact of this ASU on its consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16. This update removes the current exception in US GAAP prohibiting entities from recognizing current and deferred income tax expenses or benefits related to transfer of assets, other than inventory, within the consolidated entity. The current exception to defer the recognition of any tax impact on the transfer of inventory within the consolidated entity until it is sold to a third party remains unaffected. The amendments are effective for reporting periods (interim and annual) beginning after December 15, 2017, with early adoption permitted. The amendments will be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company is currently assessing the potential impact of this ASU on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18. This update provides guidance on the classification and presentation of changes in restricted cash or restricted cash equivalents in the statement of cash flows under Topic 230, Statement of Cash Flows. The amendments are effective for reporting periods (interim and annual) beginning after December 15, 2017 with early adoption permitted. The amendments will be applied retrospectively to each period presented. The Company is currently assessing the potential impact of this ASU on its consolidated financial statements